6. PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Premises and equipment
	September 30,
	2013	2012

Land	$ 13,270	$ 11,674
Buildings and improvements	24,539	22,403
Furniture, fixtures and equipment	12,818	12,667
	50,627	46,744
Less accumulated depreciation	(18,075)	(17,240)

	$ 32,552	$ 29,504

Future minimum rent commitments
2014	$35
2015	35
2016	35
2017	27
2018	—
$132